Acquisition of Dynamic Indonesia Holdings Limited (Details Narrative) - USD ($)							12 Months Ended
	Feb. 10, 2025	Oct. 05, 2023	Jun. 05, 2023	Feb. 03, 2023	Oct. 03, 2022	Jun. 02, 2022	Dec. 31, 2024	Aug. 30, 2024
Purchase of shares, value							$ 22,350,207
Maximum [Member]
Purchase of shares, value	$ 10,000,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Minimum [Member]
Ownership percentage						49.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Maximum [Member]
Ownership percentage						51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member]
Issuance of share capital (before Business Combination), shares		1,000				5,000
Purchase of shares, value		$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Minimum [Member]
Ownership percentage		57.00%						59.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Maximum [Member]
Ownership percentage		59.00%						100.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Issuance of share capital (before Business Combination), shares						1,000
Purchase of shares, value						$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Issuance of share capital (before Business Combination), shares					1,000
Purchase of shares, value					$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Minimum [Member]
Ownership percentage					51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Maximum [Member]
Ownership percentage					54.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Issuance of share capital (before Business Combination), shares				1,000
Purchase of shares, value				$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Minimum [Member]
Ownership percentage				54.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Maximum [Member]
Ownership percentage				56.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member]
Issuance of share capital (before Business Combination), shares			1,000
Purchase of shares, value			$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Minimum [Member]
Ownership percentage			56.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Maximum [Member]
Ownership percentage			57.00%